UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007

Check here if Amendment [X]; Amendment Number: 1
    This Amendment (Check only one):[ ]  is a restatement.
				    [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Ashley Austin
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Ashley Austin	Memphis, Tennessee		02/20/2008

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:76
Form 13F Information Table Value Total:	325131

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE		VOTING AUTHORITY
TITLE OF CLASS
CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN
OTHER MNGRS SOLE SHARED	NONE
Annuity & Life ReHldgs Ltd Common G03910109 94 156800 SH Sole 156800 0
Asiapharm Group Ltd Shs Common	G06219102 917	2275000	SH Other 01 0 0 2275000
Asiapharm Group Ltd Shs  Common	G06219102 5078	12600000 SH Sole 12600000 0
Bank Leum Le Israel Shs Common	M16043107 867	178500	SH Other 01 0 0 178500
Bank Leum Le Israel Shs	Common	M16043107 4858	1000000	SH Sole	 1000000 0
Burren Energy Plc   Shs  Common	G1723V108 472	19500	SH Sole	 19500	0
Chaoda Modern  Agricultur Common G2046Q107 2978	3290625	SH Other 01 0 0	3290625
Chaoda Modern Agricultur Common	G2046Q107 14295	15795088 SH Sole 15795088 0
Chevrontexaco Corp Common 166764100 701	7506 SH	Sole 7506 0
China Biotics Inc   Com Common	16937B109 11300	941640 SH Sole 941640 0
China Farm Equipment Ltd Common	Y1489R101 51 148000 SH Sole 148000 0
China Zenith Chemical Group Lt Common G215A1103 2985 58218000
SH Other 01 0 0 58218000
China Zenith Chemical Group Lt Common G215A1103	16359 319077000 SH
Sole 319077000 0
Cia Brasileira De Petroleo I Common P25687115 7268 503200 SH
Other 01	0 0 503200
Cia Brasileira De Petroleo I Common P25687115 39286 2720100 SH Sole 2720100 0
Coca Cola Corporation Common 191216100 295 4800	SH Sole	4800 0
Colgate-Palmolive Confs Is A S Common	194162103 281 3600 SH Sole 3600	0
Conocophillips Nfs Llc Is Common 20825C104 1273	14418 SH Other 01 0 0	14418
Conocophillips Nfs Llc Is Common 20825C104 6824	77277 SH Sole 77277 0
Cornerstone Inds Intl Inc C Common 21924X106 0 61235 SH Sole 61235 0
Dnb Nor Asa Ord Shs Common R1812S105 37266 2431580 SH Sole 2431580 0
Dnb Nor Asa Ord Shs Common R1812S105 6293 410600 SH Other 01 0 0 410600
Eiker Sparebank Asa Primary Ca Common	R1984E108 459 16685 SH Sole 16685 0
Enerchina Holdings Ltd Common G30392131	8502 180894211 SH Sole 180894211 0
Enerchina Holdings Ltd Common G30392131	1497 31856249 SH Other 01 0 0 31856249
Exxon Mobil Corporation Common 30231G102 1228 13108 SH Sole 13108 0
Far Eastone Telecommun Common Y7540C108 1388 1098000 SH Sole 1098000 0
Far Eastone Telecommun Common Y7540C108 320 253000 SH Other 01 0 0 253000
Full Apex Holdings Ltd Shs Common G3687W106 4436 18254000 SH Sole 18254000 0
Full Apex Holdings Ltd Shs Common G3687W106 744	3061000	SH Other 01 0 0	3061000
Fushi Intl Inc Com Common 36113C101 45945 1825383 SH Sole 1825383 0
Fushi Intl Inc Com Common 36113C101 6194 246069	SH Other 01 0 0 246069
General Electric Common	369604103 609 16425 SH Sole 16425 0
Guangdong Nan Yue Logistics Common Y2930Z106 6205 13944000 SH Sole 13944000 0
Guangdong Nan Yue Logistics Common Y2930Z106 1111 2496000
SH Other 01 0	0 2496000
Heng Tai Consumablesgroup Ltd Common G44035106 8864 51235214 SH Sole 51235214 0
Heng Tai Consumablesgroup Ltd Common G44035106 1562
9030000 SH Other 01 0 0 9030000
International Business MachineCommon 459200101 1521 14068 SH Sole 14068	0
Kingboard Copper Foil HoldiCommon G52567107 715 2942000	SH Other 01 0 0	2942000
Kingboard Copper Foil Holdi  Common G52567107 3907 16080000 SH Sole 16080000 0
Mobileone Ltd Isin #sg1q Common	Y8838Q122 9596	7297050	SH Sole	 7297050 0
Mobileone Ltd Isin #sg1q Common	Y8838Q122 1863	1416650	SH Other 01 0 0 1416650
Orkla A/S Nok25 Ser A Common R67787102 466 24000 SH Sole 24000	0
Ouhua Energy Holdings L Common	G6843Q103 46 205000 SH Sole 205000 0
Ouhua Energy Holdings L Common	G6843Q103 41 180000 SH Other 01 0 0 180000
People S Food Holdings Ltd Common G7000R108 5898 7650300 SH Sole 7650300 0
People S Food Holdings Ltd Common G7000R108 1004 1302000
SH Other 01 0 0 1302000
Proview Internatio Common G7283A103 2458 19772000 SH Sole 19772000 0
Proview  Internatio Common G7283A103 372 2990000 SH Other 01 0 0 2990000
Qiao Xing Mobile Communicat Common G73031109 3605 426600 SH Sole 426600	0
Qiao Xing Mobile Communicat Common G73031109 593 70200 SH Other	01 0 0	70200
Sandnes Sparebank Primary Ca Common R74676108 261 8350 SH Sole 8350 0
Singapore Reinsuranccorp Ltd Common Y7996A101 5183 21330000 SH Sole 21330000 0
Singapore Reinsuranccorp Ltd Common Y7996A101 879 3618000 SH
Other 01 0	0 3618000
Sinolink Worldwide Hldgs Ltd Common G8165B102 3678 16491250 SH Sole 16491250 0
Sinolink Worldwide Hldgs Ltd Common G8165B102 688 3085000 SH
Other 01 0	0 3085000
Sparebanken Midt Norge Common	R82401101 550 42700 SH Other 01	0 0 42700
Sparebanken Midt Norge R82401101 1882 146000 SH Sole 146000 0
Sparebanken Nord Norge Prim Common R8288N106 3027 129094 SH Sole 129094	0
Sparebanken Nord Norge Prim  Common R8288N106 424 18100	SH Other 01 0 0 18100
Sparebanken Vest As Primary Ca Common R8323C107	922 26200 SH Sole 26200	0
Taiwan Mobile Co Ltdshs Common Y84153215 8825 6581000 SH Sole 6581000	0
Taiwan Mobile Co Ltdshs Common Y84153215 1607 1198000 SH Other 01 0 0 1198000
Totens Sparebank As Primary Ca Common R92151100 1392 46250 SH Sole 46250 0
Totens Sparebank As Primary Ca Common R92151100 223 7400 SH Other 01 0 0 7400
Truly Intl Hldgs Hkd0.10 Common	G91019102 5871 2557000	SH Sole 2557000	0
Truly Intl Hldgs Hkd0.10 Common	G91019102 895 390000 SH Other 01 0 0 390000
United Food Holdingsltd Common G9232V105 541 4583700 SH Other 01 0 0 4583700
United Food Holdingsltd Common G9232V105 3381 28648500	SH Sole	28648500 0
Wah Sang Gas Holdings L Common G9419C128 0 6300000 SH Other 01 0 0 6300000
Wah Sang Gas Holdings L Common G9419C128 0 33768000 SH Sole  33768000 0
Wuyi Intl Pharma Co Ltd Shs Common G98089108 3404 18807500 SH Sole 18807500 0
Wuyi Intl Pharma Co Ltd Shs Common G98089108 612 3380000
SH Other 01 0 0 3380000

			325131